10. PROPERTY, PLANT AND EQUIPMENT (Details 3)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Unspecified projects
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized borrowing costs rate (in percent)	6.31%	8.63%